Goodwill - Summary of Movement in Goodwill by Reportable Segment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	$ 123,537
Ending balance	353,645	$ 123,537
Accumulated impairment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	27,147	28,480
Translation adjustment	(1,658)	(1,333)
Ending balance	25,489	27,147
Accumulated impairment [member] | WNS Global BPM [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	0	0
Translation adjustment
Ending balance	0	0
Accumulated impairment [member] | WNS Auto Claims BPM [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	27,147	28,480
Translation adjustment	(1,658)	(1,333)
Ending balance	25,489	27,147
Gross carrying value [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	150,684	152,459
Goodwill arising on acquisitions	238,725	1,312
Translation adjustment	(10,275)	(3,087)
Ending balance	379,134	150,684
Gross carrying value [member] | WNS Global BPM [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	123,537	123,979
Goodwill arising on acquisitions	238,725	1,312
Translation adjustment	(8,617)	(1,754)
Ending balance	353,645	123,537
Gross carrying value [member] | WNS Auto Claims BPM [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	27,147	28,480
Goodwill arising on acquisitions	0	0
Translation adjustment	(1,658)	(1,333)
Ending balance	$ 25,489	$ 27,147